Business Combinations - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Details) $ in Thousands, $ in Thousands	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Apr. 01, 2021 CAD ($)
Alithya IT Services Inc.
Disclosure of detailed information about business combination [line items]
Cash paid			$ 978
Issuance of shares			80,585
Total consideration transferred			$ 81,563
Vitalyst, LLC
Disclosure of detailed information about business combination [line items]
Cash paid	$ 16,420	$ 12,933
Earn-out	0
Total consideration transferred	$ 16,420